FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
FAIR VALUE MEASUREMENTS
Initial measurement on January 10, 2023 - Issuance	$ 430,021
Change in Fair Value	$ 235,095
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Derivative, Gain (Loss) on Derivative, Net
Fair value as of December 31, 2023	$ 665,116